Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2015
Discontinued Operations [Abstract]
Financial Results Of The Commercial Lending Business Included In Net Income (Loss) From Discontinued Operations

	For the three months ended June 30,		For the six months ended June 30,
	2015	2014	2015	2014
		(restated)		(restated)
	(in thousands)
Interest income	$ 7,397	$ 12,962	$ 15,932	$ 25,623
Interest expense	-	-	-	-
Provision for loan and lease losses	-	(598)	-	13,262
Net interest income (loss) after provision	7,397	13,560	15,932	12,361

Non interest income	2,288	321	2,336	798
Non interest expense	5,588	1,818	11,072	3,571

Income (loss) before taxes	4,097	12,063	7,196	9,588
Income taxes	1,424	3,393	2,502	2,517
Net income (loss)	$ 2,673	$ 8,670	$ 4,694	$ 7,071

	June 30,	December 31,
	2015	2014
	(in thousands)
Loans, net	$ 629,314	$ 867,399
Other assets	21,844	20,530
Total assets	$ 651,158	$ 887,929